Fair Value Measurements - Schedule of Changes in Fair Value of Financial Liabilities (Details) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beginning balance		$ 3,574			$ 3,574
Change in fair value of Level 3 liabilities	$ (823)		$ 890		(526)	$ 1,018
Ending balance	46,581				46,581		$ 3,574
Fair Value, Inputs, Level 3 [Member]
Beginning balance		3,574			3,574
Ending balance	$ 46,581				46,581		3,574
Fubo TV Pre-Merger [Member]
Beginning balance
Issuance of convertible notes derivatives							2,120	$ 574
Change in fair value of Level 3 liabilities								(4,697)
Ending balance
Fubo TV Pre-Merger [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance								4,123
Issuance of convertible notes derivatives		$ 2,120		2,120			2,120	574
Change in fair value of Level 3 liabilities								1,074
Settlement of convertible notes				(2,120)			(2,120)	(5,771)
Ending balance